UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21676
Investment Company Act File Number
Eaton Vance Tax-Managed Buy-Write Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Income Fund	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.4%

Security	Shares	Value
Aerospace & Defense — 2.9%
Boeing Co. (The)	12,902	$936,814
Honeywell International, Inc.	66,929	3,029,876
Northrop Grumman Corp.	22,634	1,484,111
Rockwell Collins, Inc.	34,789	2,177,444
United Technologies Corp.	43,492	3,201,446

		$10,829,691

Air Freight & Logistics — 1.2%
CH Robinson Worldwide, Inc.	16,275	$908,959
Expeditors International of Washington, Inc.	21,522	794,592
United Parcel Service, Inc., Class B	45,237	2,913,715

		$4,617,266

Auto Components — 0.3%
Goodyear Tire & Rubber Co. (The)(1)	2,578	$32,586
Johnson Controls, Inc.	34,870	1,150,361

		$1,182,947

Automobiles — 0.4%
Ford Motor Co.(1)	131,695	$1,655,406

		$1,655,406

Beverages — 2.8%
Brown-Forman Corp., Class B	11,197	$665,662
Coca-Cola Co. (The)	86,673	4,767,015
PepsiCo, Inc.	78,284	5,179,269

		$10,611,946

Biotechnology — 1.7%
Amgen, Inc.(1)	56,704	$3,388,631
Celgene Corp.(1)	39,773	2,464,335
Cephalon, Inc.(1)	2,316	156,978
Gilead Sciences, Inc.(1)	10,674	485,454

		$6,495,398

Building Products — 0.1%
Masco Corp.	13,858	$215,076

		$215,076

Capital Markets — 2.0%
Bank of New York Mellon Corp. (The)	13,449	$415,305
Duff & Phelps Corp., Class A	10,757	180,072
Federated Investors, Inc., Class B	7,867	207,531
Goldman Sachs Group, Inc.	18,182	3,102,395
Invesco, Ltd.	38,480	843,097
Legg Mason, Inc.	21,991	630,482
State Street Corp.	32,176	1,452,425
T. Rowe Price Group, Inc.	12,852	705,960

		$7,537,267

Chemicals — 1.4%
Dow Chemical Co. (The)	21,570	$637,825
E.I. Du Pont de Nemours & Co.	73,387	2,732,932
Eastman Chemical Co.	1,804	114,878
Monsanto Co.	25,107	1,793,142

		$5,278,777

Security	Shares	Value
Commercial Banks — 3.2%
Fifth Third Bancorp	91,535	$1,243,961
First Horizon National Corp.(1)	48,475	681,070
KeyCorp	25,580	198,245
M&T Bank Corp.	20,480	1,625,702
Marshall & Ilsley Corp.	39,440	317,492
PNC Financial Services Group, Inc.	8,156	486,913
Wells Fargo & Co.	240,395	7,481,092

		$12,034,475

Commercial Services & Supplies — 1.1%
Avery Dennison Corp.	30,924	$1,125,943
Pitney Bowes, Inc.	15,666	383,034
RR Donnelley & Sons Co.	18,274	390,150
Waste Management, Inc.	70,380	2,423,183

		$4,322,310

Communications Equipment — 3.2%
Aviat Networks, Inc.(1)	6,710	$44,487
Brocade Communications Systems, Inc.(1)	15,314	87,443
Ciena Corp.(1)	22,165	337,795
Cisco Systems, Inc.(1)	260,848	6,789,873
Harris Corp.	23,222	1,102,813
QUALCOMM, Inc.	88,202	3,703,602
Riverbed Technology, Inc.(1)	5,239	148,788

		$12,214,801

Computers & Peripherals — 5.8%
Apple, Inc.(1)	30,468	$7,157,847
Hewlett-Packard Co.	112,124	5,959,391
International Business Machines Corp.	60,269	7,729,499
QLogic Corp.(1)	40,511	822,373
SanDisk Corp.(1)	12,335	427,161

		$22,096,271

Consumer Finance — 0.7%
American Express Co.	49,193	$2,029,703
Discover Financial Services	50,805	756,995

		$2,786,698

Containers & Packaging — 0.1%
Bemis Co., Inc.	7,568	$217,353

		$217,353

Distributors — 0.4%
Genuine Parts Co.	34,078	$1,439,455

		$1,439,455

Diversified Consumer Services — 0.4%
H&R Block, Inc.	85,901	$1,529,038

		$1,529,038

Diversified Financial Services — 4.7%
Bank of America Corp.	371,745	$6,635,648
Citigroup, Inc.(1)	407,074	1,648,650
CME Group, Inc.	2,588	818,093
JPMorgan Chase & Co.	170,941	7,649,610
Moody’s Corp.	29,272	870,842
NYSE Euronext	8,497	251,596

		$17,874,439

Security	Shares	Value
Diversified Telecommunication Services — 3.1%
AT&T, Inc.	251,374	$6,495,504
Frontier Communications Corp.	136,572	1,016,096
Verizon Communications, Inc.	139,894	4,339,512

		$11,851,112

Electric Utilities — 1.1%
Duke Energy Corp.	88,867	$1,450,310
Edison International	22,819	779,725
FirstEnergy Corp.	42,170	1,648,425
Pinnacle West Capital Corp.	7,168	270,449

		$4,148,909

Electrical Equipment — 0.9%
Emerson Electric Co.	61,948	$3,118,462
First Solar, Inc.(1)	1,663	203,967
SunPower Corp., Class A(1)	7,422	140,276

		$3,462,705

Electronic Equipment, Instruments & Components — 0.1%
Molex, Inc.	13,181	$274,956

		$274,956

Energy Equipment & Services — 1.9%
Diamond Offshore Drilling, Inc.	17,050	$1,514,211
Halliburton Co.	68,734	2,070,955
Rowan Cos., Inc.(1)	11,252	327,546
Schlumberger, Ltd.	51,727	3,282,595

		$7,195,307

Food & Staples Retailing — 2.6%
CVS Caremark Corp.	99,448	$3,635,819
Supervalu, Inc.	12,066	201,261
Wal-Mart Stores, Inc.	110,912	6,166,707

		$10,003,787

Food Products — 1.5%
ConAgra Foods, Inc.	36,224	$908,136
Hershey Co. (The)	4,707	201,507
Kellogg Co.	31,044	1,658,681
Kraft Foods, Inc., Class A	54,344	1,643,362
Tyson Foods, Inc., Class A	70,336	1,346,934

		$5,758,620

Gas Utilities — 0.2%
Nicor, Inc.	13,905	$582,898

		$582,898

Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	53,259	$3,099,674
Boston Scientific Corp.(1)	136,100	982,642
Covidien PLC	7,294	366,742
Medtronic, Inc.	65,397	2,944,827
Zimmer Holdings, Inc.(1)	3,810	225,552

		$7,619,437

Health Care Providers & Services — 1.6%
Medco Health Solutions, Inc.(1)	45,923	$2,964,789
Quest Diagnostics, Inc.	7,850	457,577
UnitedHealth Group, Inc.(1)	76,435	2,497,131

		$5,919,497

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.7%
Marriott International, Inc., Class A	30,945	$975,386
McDonald’s Corp.	52,268	3,487,321
Wyndham Worldwide Corp.	26,139	672,557
Yum! Brands, Inc.	35,271	1,351,937

		$6,487,201

Household Durables — 1.0%
D.R. Horton, Inc.	22,646	$285,340
KB Home	13,566	227,230
Leggett & Platt, Inc.	1,988	43,020
Lennar Corp., Class A	21,018	361,720
Newell Rubbermaid, Inc.	76,798	1,167,330
Pulte Group, Inc.(1)	20,311	228,499
Stanley Black & Decker, Inc.	5,820	334,126
Whirlpool Corp.	11,922	1,040,194

		$3,687,459

Household Products — 2.1%
Clorox Co. (The)	14,476	$928,491
Procter & Gamble Co.	113,659	7,191,205

		$8,119,696

Industrial Conglomerates — 1.8%
3M Co.	3,817	$318,987
General Electric Co.	349,493	6,360,772
Textron, Inc.	11,648	247,287

		$6,927,046

Insurance — 4.4%
ACE, Ltd.	7,845	$410,293
Allianz SE ADR	12,863	160,788
AON Corp.	26,692	1,140,015
Berkshire Hathaway, Inc., Class B(1)	37,680	3,062,254
Cincinnati Financial Corp.	34,819	1,006,269
First American Corp.	13,676	462,796
Genworth Financial, Inc., Class A(1)	4,317	79,174
Lincoln National Corp.	26,079	800,625
Marsh & McLennan Cos., Inc.	50,188	1,225,591
MetLife, Inc.	45,032	1,951,687
Principal Financial Group, Inc.	56,834	1,660,121
Prudential Financial, Inc.	32,089	1,941,384
Travelers Companies, Inc. (The)	52,982	2,857,849

		$16,758,846

Internet & Catalog Retail — 0.3%
Amazon.com, Inc.(1)	2,741	$372,036
Priceline.com, Inc.(1)	3,073	783,615

		$1,155,651

Internet Software & Services — 2.1%
Akamai Technologies, Inc.(1)	14,453	$453,969
AOL, Inc.(1)	2,315	58,523
Google, Inc., Class A(1)	10,726	6,081,749
Monster Worldwide, Inc.(1)	16,352	271,607
VeriSign, Inc.(1)	43,013	1,118,768

		$7,984,616

IT Services — 0.5%
Fidelity National Information Services, Inc.	33,633	$788,358
MasterCard, Inc., Class A	4,438	1,127,252

		$1,915,610

Security	Shares	Value
Leisure Equipment & Products — 0.3%
Mattel, Inc.	54,845	$1,247,175

		$1,247,175

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.(1)	3,866	$198,867

		$198,867

Machinery — 1.1%
Caterpillar, Inc.	31,778	$1,997,247
Eaton Corp.	24,497	1,856,138
Snap-On, Inc.	6,380	276,509

		$4,129,894

Media — 2.9%
CBS Corp., Class B	64,211	$895,101
Comcast Corp., Class A	136,660	2,571,941
Interpublic Group of Cos., Inc.(1)	54,079	449,937
McGraw-Hill Cos., Inc. (The)	28,238	1,006,685
Omnicom Group, Inc.	39,439	1,530,628
Time Warner, Inc.	25,474	796,572
Walt Disney Co. (The)	110,516	3,858,114

		$11,108,978

Metals & Mining — 1.2%
AK Steel Holding Corp.	16,643	$380,459
Allegheny Technologies, Inc.	16,248	877,229
Freeport-McMoRan Copper & Gold, Inc.	18,505	1,545,908
Nucor Corp.	32,315	1,466,455
United States Steel Corp.	1,868	118,655

		$4,388,706

Multi-Utilities — 2.3%
Centerpoint Energy, Inc.	17,504	$251,357
CMS Energy Corp.	105,550	1,631,803
Dominion Resources, Inc.	31,981	1,314,739
DTE Energy Co.	10,342	461,253
Integrys Energy Group, Inc.	10,554	500,049
NiSource, Inc.	55,701	880,076
Public Service Enterprise Group, Inc.	72,206	2,131,521
TECO Energy, Inc.	92,229	1,465,519
Xcel Energy, Inc.	12,009	254,591

		$8,890,908

Multiline Retail — 0.9%
Big Lots, Inc.(1)	18,653	$679,342
Macy’s, Inc.	83,393	1,815,466
Nordstrom, Inc.	23,442	957,606

		$3,452,414

Oil, Gas & Consumable Fuels — 9.4%
Chevron Corp.	98,546	$7,472,743
ConocoPhillips	52,727	2,698,040
El Paso Corp.	53,383	578,672
EOG Resources, Inc.	27,384	2,545,069
Exxon Mobil Corp.	196,993	13,194,591
Massey Energy Co.	980	51,244
Occidental Petroleum Corp.	51,366	4,342,482
Peabody Energy Corp.	14,774	675,172
Petrohawk Energy Corp.(1)	16,345	331,477
Range Resources Corp.	22,418	1,050,732

Security	Shares	Value
SandRidge Energy, Inc.(1)	32,887	$253,230
Tesoro Corp.	35,498	493,422
Williams Cos., Inc.	93,802	2,166,826

		$35,853,700

Paper & Forest Products — 0.1%
MeadWestvaco Corp.	21,446	$547,945

		$547,945

Personal Products — 0.6%
Alberto-Culver Co.	6,250	$163,437
Estee Lauder Cos., Inc., Class A	32,602	2,114,892

		$2,278,329

Pharmaceuticals — 6.7%
Abbott Laboratories	73,898	$3,892,947
Bristol-Myers Squibb Co.	83,905	2,240,264
Johnson & Johnson	115,620	7,538,424
Merck & Co., Inc.	141,663	5,291,113
Pfizer, Inc.	379,070	6,501,050

		$25,463,798

Professional Services — 0.2%
Robert Half International, Inc.	28,288	$860,804

		$860,804

Real Estate Investment Trusts (REITs) — 1.6%
Apartment Investment & Management Co., Class A	12,428	$228,799
AvalonBay Communities, Inc.	15,990	1,380,736
Equity Residential	39,753	1,556,330
Host Hotels & Resorts, Inc.	32,755	479,861
Kimco Realty Corp.	78,276	1,224,237
Plum Creek Timber Co., Inc.	12,612	490,733
ProLogis	41,966	553,951

		$5,914,647

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A(1)	25,169	$398,929

		$398,929

Road & Rail — 0.8%
CSX Corp.	22,133	$1,126,570
Norfolk Southern Corp.	31,164	1,741,756

		$2,868,326

Semiconductors & Semiconductor Equipment — 2.9%
Advanced Micro Devices, Inc.(1)	12,153	$112,658
Analog Devices, Inc.	12,606	363,305
Applied Materials, Inc.	174,619	2,353,864
ASML Holding NV ADR	8,339	295,201
Intel Corp.	243,559	5,421,623
MEMC Electronic Materials, Inc.(1)	8,064	123,621
Microchip Technology, Inc.	15,385	433,242
Micron Technology, Inc.(1)	56,773	589,871
NVIDIA Corp.(1)	46,376	806,015
Teradyne, Inc.(1)	32,470	362,690

		$10,862,090

Software — 4.1%
Citrix Systems, Inc.(1)	7,719	$366,421
Concur Technologies, Inc.(1)	12,756	523,124
Microsoft Corp.	295,201	8,640,533
Novell, Inc.(1)	45,275	271,197

Security	Shares	Value
Oracle Corp.	176,492	$4,534,079
Quest Software, Inc.(1)	11,338	201,703
Symantec Corp.(1)	56,043	948,248

		$15,485,305

Specialty Retail — 2.1%
Abercrombie & Fitch Co., Class A	12,165	$555,211
American Eagle Outfitters, Inc.	15,045	278,633
GameStop Corp., Class A(1)	2,593	56,813
Home Depot, Inc.	33,442	1,081,849
Limited Brands, Inc.	55,729	1,372,048
RadioShack Corp.	19,049	431,079
Sherwin-Williams Co. (The)	13,337	902,648
Staples, Inc.	88,922	2,079,885
Tiffany & Co.	23,218	1,102,623

		$7,860,789

Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., Class B	1,911	$140,458

		$140,458

Tobacco — 1.5%
Altria Group, Inc.	25,229	$517,699
Philip Morris International, Inc.	102,030	5,321,885

		$5,839,584

Trading Companies & Distributors — 0.1%
Fastenal Co.	6,000	$287,940

		$287,940

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., Class B	4,553	$155,394
Vodafone Group PLC ADR	9,067	211,170

		$366,564

Total Common Stocks (identified cost $317,239,264)		$381,238,117

Total Investments — 100.4% (identified cost $317,239,264)		$381,238,117

Call Options Written — (0.6)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	1,110	$1,175	4/17/10	$(1,265,400)
S&P 500 Index	855	1,185	4/17/10	(555,750)
S&P 500 Index	1,105	1,190	4/17/10	(552,500)

Total Call Options Written (premiums received $3,101,163)				$(2,373,650)

Other Assets, Less Liabilities — 0.2%				$687,462

Net Assets — 100.0%				$379,551,929

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$317,238,053

Gross unrealized appreciation	$74,226,325
Gross unrealized depreciation	(10,226,261)

Net unrealized appreciation	$64,000,064

Written call options activity for the fiscal year to date ended March 31, 2010 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	3,368	$4,528,478
Options written	10,090	13,329,398
Options terminated in closing purchase transactions	(10,388)	(14,756,713)

Outstanding, end of period	3,070	$3,101,163

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $2,373,650.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$381,238,117	$—	$—	$381,238,117

Total Investments	$381,238,117	$—	$—	$381,238,117

Liability Description

Call Options Written	$(2,373,650)	$—	$—	$(2,373,650)

Total	$(2,373,650)	$—	$—	$(2,373,650)

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 24, 2010